Condensed Financial Information of the Parent Company - Summary of Parent Company Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 17, 2021 USD ($)	Jan. 01, 2021 CNY (¥)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,217,528	$ 661,822				¥ 3,424,674
Short-term investments	2,491,056	390,901				2,693,019
Prepayments and other assets	1,687,021	264,730				887,086
Total current assets	12,412,816	1,947,841				9,544,718
Non-current assets:
Total non-current assets	8,665,224	1,359,763				2,384,496
Total assets	21,078,040	3,307,604				11,929,214
Current liabilities:
Income tax payable	60,217	9,449				20,564
Total current liabilities	7,515,880	1,179,405				3,465,599
Other liabilities	1,232,677	193,434				40,578
Total non-current liabilities	2,069,737	324,787				223,565
Total liabilities	9,585,617	1,504,192				3,689,164
Shareholders' (deficit) equity:
Ordinary shares	24,782	3,889	$ 40,000			22,801
Additional paid-in capital	18,245,801	2,863,164				14,149,984
Accumulated deficit	(7,458,752)	(1,170,441)		¥ 5,684	$ 892	(5,864,356)
Accumulated other comprehensive income	(207,882)	(32,621)				(68,440)		¥ 484,348
Total equity	11,492,423	1,803,412				8,240,050		(4,197,259)	¥ (3,243,111)
Total liabilities, non-controlling interests and shareholders' equity	21,078,040	3,307,604				11,929,214
Parent Company [Member]
Current assets:
Cash and cash equivalents	69,393	10,889				68,012	$ 10,673	¥ 540,361	¥ 531,313
Short-term investments	1,029,472	161,547				217,448
Prepayments and other assets	53,618	8,414				266,280
Amounts due from subsidiaries	5,508,311	864,374				7,983,060
Total current assets	6,660,794	1,045,224				8,534,800
Non-current assets:
Investments in subsidiaries	5,328,424	836,146
Total non-current assets	5,328,424	836,146
Total assets	11,989,218	1,881,370				8,534,800
Current liabilities:
Accrued expenses and other liabilities	182,075	28,572				256,630
Income tax payable	3,307	519				2,524
Amounts due to subsidiaries	4,846	760				1,692
Amounts due to related parties	829	130				407
Total current liabilities	191,057	29,981				261,253
Other liabilities	1,194,212	187,398				33,558
Total non-current liabilities	1,194,212	187,398				33,558
Total liabilities	1,385,269	217,379				294,811
Shareholders' (deficit) equity:
Ordinary shares	24,782	3,889				22,801
Additional paid-in capital	18,245,801	2,863,164				14,149,984
Accumulated deficit	(7,458,752)	(1,170,441)				(5,864,356)
Accumulated other comprehensive income	(207,882)	(32,621)				(68,440)
Total equity	10,603,949	1,663,991				8,239,989
Total liabilities, non-controlling interests and shareholders' equity	¥ 11,989,218	$ 1,881,370				¥ 8,534,800